Description of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2015
Description of Business and Summary of Significant Accounting Policies [Abstract]
Schedule of depreciation and amortization estimated useful lives
Computer equipment	3 years